Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment as of December 31, 2013 and 2014 consists of the following (in thousands):

	December 31,
	2013	2014
Computer equipment and purchased software	$1,504	$904
Furniture and fixtures	2,106	3,010
Office equipment	990	1,118
Leasehold improvements	5,845	10,153
Capital leases and equipment under capital lease	562	562

	11,007	15,747
Less accumulated depreciation and amortization	(3,764)	(4,366)

Total	$7,243	$11,381